THE AB ACTIVE ETFs

- AB Ultra Short Income ETF

(Ticker: YEAR)

(the “Fund”)

Supplement dated January 26, 2024 to the Fund’s Prospectus dated March 31, 2023, as revised May 9, 2023, and Summary Prospectus dated March 31, 2023, as amended.

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The following replaces certain information under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectus for the Fund:

Employee	Length of Service	Title
Lucas Krupa	Since 2022	Senior Vice President of the Adviser

Fahd Malik	Since January 2024	Senior Vice President of the Adviser

Matthew S. Sheridan	Since 2022	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectus for the Fund:

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Ultra Short Income ETF Ultra Short Income Investment Team	Lucas Krupa; since 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser and Money Markets Associate on the Fixed-Income Cash Management Team, with which he has been associated in a substantially similar capacity to his current position since prior to 2019.

	Fahd Malik; since January 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2019.

	Matthew S. Sheridan; since 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2019.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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